SUPPLEMENT TO THE PROSPECTUS

W&R Funds, Inc.

The following information supplements the disclosure entitled Sales Charge Reductions and Waivers:

Waivers for Certain Investors

Class A shares may be purchased at NAV by:

 . Until December 31, 2001, clients of Legend Equities Corporation (Legend) if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds and the purchase is made within 60 days of such redemption.


To be attached to the cover page of the Prospectuses for:

W&R Funds, Inc.                         W&R Funds, Inc.
Fixed Income &                      Equity, Growth and Income &
Money Market Funds                      Asset Allocation Funds
Dated June 30, 2000                     Dated June 30, 2000

This supplement is dated March 30, 2001                     WRS 3000J

SUPPLEMENT TO THE PROSPECTUS

W&R Funds, Inc.


The following information supplements the disclosure entitled Sales Charge Reductions and Waivers:


The CDSC will not apply in the following circumstances:

 . for Class C shares, redemptions made by shareholders that have purchased shares of the funds through certain group plans that have selling agreements with Waddell & Reed and that are administered by a third party and/or for which brokers not affiliated with Waddell & Reed provide administrative or recordkeeping services.


To be attached to the cover page of the Prospectuses for:

W&R Funds, Inc.               W&R Funds, Inc.
 Fixed Income &                Equity, Growth and Income &
Money Market Funds            Asset Allocation Funds
Dated June 30, 2000           Dated August 28, 2000


This supplement is dated March 30, 2001                     WRS 3010A

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

W&R Funds, Inc.

The following information supplements the disclosure entitled
Net Asset Value of Class A Shares:

     Until December 31, 2001, Class A shares may also be purchased at NAV by persons who are clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within 60 days of such redemption.


To be attached to the cover page of the Statement of Additional Information for:
W&R Funds, Inc. dated August 28, 2000.

This supplement is dated March 30, 2001.